Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Mar. 31, 2024 $ / shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 $ / shares	Mar. 31, 2021 CNY (¥)
Provision for credit losses, loan recognized | ¥		¥ 7,995		¥ 10,337		¥ 324,371		¥ 1,182,609
Provision for credit losses, other receivables | ¥		¥ 22,739		¥ 26,541		¥ 30,251		¥ 20,980
Temporary equity, par value | $ / shares	$ 0.0001		$ 0.0001
Temporary equity, shares authorized		9,900,000,000		1,720,000,000
Temporary equity, shares issued				1,151,221,338
Temporary equity, shares outstanding				1,151,221,338
Ordinary shares, par value | $ / shares	0.0001		0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		190,100,000,000		8,280,000,000
Common Class A [Member]
Ordinary shares, par value | $ / shares	0.0001		0.0001
Ordinary shares, shares issued		56,340,671,538		1,370,016,554
Ordinary shares, shares outstanding		56,340,671,538		1,370,016,554
Common Class B [Member]
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares issued		40,809,861		40,809,861
Ordinary shares, shares outstanding		40,809,861		40,809,861